Property, Plant and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Jan. 03, 2015	Dec. 28, 2013
Property, plant and equipment
Property, plant and equipment - gross	$ 705,797	$ 670,453
Less accumulated depreciation and amortization	360,191	314,787
Property, plant and equipment-net	345,606	355,666
Land
Property, plant and equipment
Property, plant and equipment - gross	14,508	15,184
Buildings
Property, plant and equipment
Property, plant and equipment - gross	71,580	78,013
Machinery and equipment
Property, plant and equipment
Property, plant and equipment - gross	36,992	39,154
Furniture and fixtures
Property, plant and equipment
Property, plant and equipment - gross	108,137	98,494
Computer equipment and software
Property, plant and equipment
Property, plant and equipment - gross	205,831	186,123
Leasehold improvements
Property, plant and equipment
Property, plant and equipment - gross	246,882	237,671
Construction in progress
Property, plant and equipment
Property, plant and equipment - gross	$ 21,867	$ 15,814